Other Accrued Liabilities Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Accrued Liabilities [Abstract]
Schedule of Other Accrued Liabilities
Other accrued liabilities consisted of the following as of December 31, 2011 and 2012:

	As of December 31, 2011	As of December 31, 2012
	(in thousands)
Accrued taxes and surcharges	$28,336	$33,016
Accrued communications costs	29,830	39,174
Accrued interest	11,954	11,066
Amounts due to customers	17,435	15,913
Facility exit and restructuring liabilities	3,081	3,211
Other	36,205	27,192
Total other accrued liabilities	$126,841	$129,572